TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES
December 31,
	2022	2021

Current income tax	-	-
Deferred taxed	-	-
	-	-

SCHEDULE OF DEFERRED TAXES ASSETS

	Year Ended December 31,
	2022	2021
	In U.S. dollars in thousands
Deferred tax assets:
Net operation loss carryforward	178	64

Net deferred tax asset before valuation allowance	178	64
Valuation allowance	(178)	(64)

Net deferred tax asset	-	-